UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal
Income Fund

May 31, 2007

1.802196.103

AZI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Arizona - 90.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,063,230
5% 6/1/19 (AMBAC Insured)	1,140,000	1,208,571
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,325,274
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,040,880
Series B, 4.398% 1/1/37 (a)	1,000,000	1,000,000
(Catholic Healthcare West Proj.):
Series A, 6.125% 7/1/09 (Escrowed to Maturity) (c)	245,000	252,181
6.125% 7/1/09 (Pre-Refunded to 7/1/07 @ 100) (c)	105,000	105,181
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,058,740
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (c)	1,000,000	1,083,710
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,107,615
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,050,770
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (b)	500,000	524,410
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (Pre-Refunded to 7/1/13 @ 100) (c)	2,000,000	2,160,320
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,662,587
5.25% 7/1/13	1,500,000	1,577,250
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (c)	75,000	79,761
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (a)(b)	1,000,000	1,008,880
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,478,186
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,180,159
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,355,809
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,871,975
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,036,132
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,074,430
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,087,798
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.): - continued
5% 12/1/27	$ 1,000,000	$ 1,006,490
5% 12/1/35	1,000,000	1,002,740
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,020,220
5% 4/1/12	1,470,000	1,517,525
5% 4/1/14	1,000,000	1,037,360
6.125% 4/1/18	85,000	86,594
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series A, 5.25% 7/1/32	1,000,000	1,038,810
5% 7/1/16	680,000	691,839
5% 7/1/16	1,000,000	1,045,970
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	50,047
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,018,750
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,020,430
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,284,068
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (c)	1,000,000	1,073,370
5% 7/1/22	1,000,000	1,080,490
7.4% 7/1/10	1,000,000	1,100,680
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	526,980
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,647,255
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,087,170
5% 7/1/24 (FGIC Insured)	3,000,000	3,267,270
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,205,120
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (Pre-Refunded to 6/1/14 @ 100) (c)	530,000	581,097
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (c)	1,305,000	1,430,815
5.5% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,500,000	1,644,615
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	810,802
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,100,000	1,140,535
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	$ 1,160,000	$ 1,187,747
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,044,510
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	579,858
5.5% 7/1/11	200,000	208,476
5.75% 7/1/15	675,000	706,941
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,329,275
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,062,520
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,049,730
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	770,000	803,503
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,153,270
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,043,307
5% 7/1/20 (MBIA Insured)	5,000,000	5,288,845
5% 7/1/29 (MBIA Insured)	1,000,000	1,048,680
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,605,870
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,599,480
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,184,080
Series B, 5.375% 7/1/20	1,060,000	1,133,808
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	921,700
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,035
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	943,383
5% 7/1/20 (AMBAC Insured)	695,000	738,500
5% 7/1/21 (AMBAC Insured)	960,000	1,017,658
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,292
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	275,963
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,042,290
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A: - continued
5.25% 10/1/13 (American Cap. Access Corp. Insured)	$ 1,335,000	$ 1,396,944
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,571,280
Series A:
5% 1/1/37	3,000,000	3,140,370
5.25% 1/1/18	1,000,000	1,059,640
5.25% 1/1/19	1,615,000	1,708,541
Series B:
5% 1/1/20	1,500,000	1,563,555
5% 1/1/21	290,000	301,849
5% 1/1/31	1,080,000	1,116,536
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (c)	250,000	270,523
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,062,000
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,764,185
5.5% 7/1/17	1,035,000	1,131,783
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	320,546
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,073,620
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,128,830
5% 7/1/18 (FGIC Insured)	3,295,000	3,496,951
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,151,721
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	559,020
Series A, 7% 7/1/11 (MBIA Insured)	300,000	335,412
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,465,681
5.5% 7/1/14	425,000	452,056
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,788,785
5.25% 7/1/11	310,000	320,534
5.25% 7/1/15	1,000,000	1,046,200
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	310,182
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Ctfs. of Prtn.: - continued
Series C, 5% 6/1/14 (AMBAC Insured)	$ 600,000	$ 638,148
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,064,290
5.25% 6/1/13 (FSA Insured)	245,000	248,224
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	985,880
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	268,066
		115,760,964
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	518,870
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	154,476
		673,346
Puerto Rico - 6.7%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	291,082
Series A, 5.5% 7/1/18	700,000	770,763
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	500,000	559,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	763,861
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	252,732
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	1,139,660
5.75% 7/1/19 (FGIC Insured)	700,000	767,018
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	1,040,000	1,104,147
Series B, 5% 7/1/17	1,000,000	1,053,630
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,043,830
Series C, 5.25% 1/1/15 (b)	500,000	527,430
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	331,134
		8,604,287
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 300,000	$ 297,942
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $124,715,122)	125,336,539
NET OTHER ASSETS - 2.0%	2,575,458
NET ASSETS - 100%	$ 127,911,997
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $124,689,922. Net unrealized appreciation aggregated $646,617, of which $1,373,627 related to appreciated investment securities and $727,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2007

1.802195.103

EXF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	443,400	$ 20,822
Hotels, Restaurants & Leisure - 1.8%
Starbucks Corp. (a)	1,315,846	37,910
Wynn Resorts Ltd. (d)	438,220	42,306
		80,216
Media - 2.6%
Discovery Holding Co. Class A (a)	1,496,400	34,986
The Walt Disney Co.	2,291,400	81,207
		116,193
Textiles, Apparel & Luxury Goods - 2.1%
Polo Ralph Lauren Corp. Class A	966,835	94,295
TOTAL CONSUMER DISCRETIONARY		311,526
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 2.6%
Tesco PLC	12,631,900	115,792
ENERGY - 15.8%
Energy Equipment & Services - 5.7%
National Oilwell Varco, Inc. (a)	784,862	74,130
Schlumberger Ltd. (NY Shares)	2,346,700	182,738
		256,868
Oil, Gas & Consumable Fuels - 10.1%
Canadian Natural Resources Ltd.	1,841,600	122,417
Ultra Petroleum Corp. (a)	2,201,500	135,128
Valero Energy Corp.	2,631,960	196,397
		453,942
TOTAL ENERGY		710,810
FINANCIALS - 22.4%
Commercial Banks - 3.2%
Wells Fargo & Co.	3,943,200	142,310
Consumer Finance - 1.6%
American Express Co.	1,118,500	72,680
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.3%
Bank of America Corp.	2,842,600	$ 144,148
Moody's Corp.	708,000	49,312
		193,460
Insurance - 6.7%
ACE Ltd.	1,414,970	87,120
American International Group, Inc.	2,101,090	151,993
W.R. Berkley Corp.	1,914,425	63,061
		302,174
Real Estate Management & Development - 3.4%
Mitsubishi Estate Co. Ltd.	2,582,000	79,342
Mitsui Fudosan Co. Ltd.	2,417,000	76,059
		155,401
Thrifts & Mortgage Finance - 3.2%
Countrywide Financial Corp.	3,679,500	143,280
TOTAL FINANCIALS		1,009,305
HEALTH CARE - 9.8%
Biotechnology - 4.0%
Genentech, Inc. (a)	1,694,400	135,162
Gilead Sciences, Inc. (a)	554,400	45,888
		181,050
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	700,000	53,375
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	1,243,165	68,088
Pharmaceuticals - 3.1%
Allergan, Inc. (d)	1,101,000	137,108
Sirtris Pharmaceuticals, Inc.	51,600	665
		137,773
TOTAL HEALTH CARE		440,286
INDUSTRIALS - 8.8%
Airlines - 2.0%
Ryanair Holdings PLC sponsored ADR (a)(d)	2,130,156	87,954
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.5%
Corporate Executive Board Co. (d)	682,500	$ 45,393
Robert Half International, Inc.	1,949,240	68,496
		113,889
Construction & Engineering - 2.0%
SNC-Lavalin Group, Inc.	2,456,500	90,753
Industrial Conglomerates - 2.3%
Tyco International Ltd.	3,103,100	103,519
TOTAL INDUSTRIALS		396,115
INFORMATION TECHNOLOGY - 23.0%
Computers & Peripherals - 7.0%
Apple, Inc. (a)	1,032,600	125,523
Hewlett-Packard Co.	4,157,400	190,035
		315,558
Electronic Equipment & Instruments - 2.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,022,400	92,046
Internet Software & Services - 8.9%
Equinix, Inc. (a)(d)	1,427,000	124,691
Google, Inc. Class A (sub. vtg.) (a)	554,720	276,111
		400,802
IT Services - 1.6%
The Western Union Co.	3,071,300	68,951
Semiconductors & Semiconductor Equipment - 3.2%
Infineon Technologies AG sponsored ADR (a)(d)	2,200,000	34,254
MEMC Electronic Materials, Inc. (a)	371,900	22,604
Microchip Technology, Inc.	2,172,000	88,140
		144,998
Software - 0.2%
Convera Corp. Class A (a)(d)	2,350,000	10,011
TOTAL INFORMATION TECHNOLOGY		1,032,366
MATERIALS - 3.0%
Chemicals - 3.0%
Monsanto Co.	2,176,600	134,079
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
Cogent Communications Group, Inc. (a)	2,490,169	71,468
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
Crown Castle International Corp. (a)(d)	1,777,554	$ 65,450
TOTAL TELECOMMUNICATION SERVICES		136,918
UTILITIES - 1.9%
Electric Utilities - 0.9%
Electricite de France (d)	421,400	39,084
Multi-Utilities - 1.0%
Sempra Energy	718,300	44,046
TOTAL UTILITIES		83,130
TOTAL COMMON STOCKS (Cost $3,241,869)		4,370,327
Convertible Bonds - 1.9%
	Principal Amount (000s)
HEALTH CARE - 1.9%
Biotechnology - 1.9%
Amgen, Inc. 0.375% 2/1/13	$ 96,670	87,003
TOTAL CONVERTIBLE BONDS (Cost $93,055)		87,003
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	42,571,724	42,572
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	227,729,600	227,730
TOTAL MONEY MARKET FUNDS (Cost $270,302)		270,302
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $3,605,226)		4,727,632
NET OTHER ASSETS - (5.1)%		(230,831)
NET ASSETS - 100%		$ 4,496,801
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,297
Fidelity Securities Lending Cash Central Fund	1,403
Total	$ 2,700
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,606,473,000. Net unrealized appreciation aggregated $1,121,159,000, of which $1,164,087,000 related to appreciated investment securities and $42,928,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal
Income Fund

May 31, 2007

1.802198.103

SMD-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 516,140
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	154,476
		670,616
Maryland - 86.5%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,636,275
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,130,304
5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,127,780
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,585,725
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,555,003
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,129,700
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	511,440
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,836,083
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,083,980
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,397,923
5.2% 7/1/32 (FGIC Insured)	250,000	263,173
(Wtr. Projs.) Series A:
5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100) (c)	2,250,000	2,415,083
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,577,405
5% 7/1/24 (FGIC Insured)	370,000	400,995
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	518,410
5% 11/1/13	350,000	364,770
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,073,990
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	165,899
5% 9/1/09	175,000	178,026
5.5% 9/1/12	195,000	205,204
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,078,090
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,226,231
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2004 A, 5% 8/15/14	$ 1,000,000	$ 1,074,210
Series A, 5.25% 8/15/14	2,395,000	2,547,130
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/10	400,000	398,564
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,598,220
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	525,945
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	744,065
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	536,535
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,131,100
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,039,740
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,508,640
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,024,600
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	256,478
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	154,956
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,049,360
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,071,943
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	750,000	764,048
(Johns Hopkins Health Sys. Proj.):
Series B, 5% 5/15/35	1,475,000	1,534,767
5% 5/15/34	1,500,000	1,534,410
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,668,047
Series 2004 A, 5% 7/1/24	1,000,000	1,047,860
Series A:
5% 7/1/32	1,015,000	1,041,451
5% 7/1/33	2,000,000	2,078,340
5% 7/1/38	2,000,000	2,073,420
5.125% 7/1/20	500,000	516,165
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,032,650
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Loyola College Issue Proj.) 5% 10/1/39	$ 2,000,000	$ 2,036,600
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,178,419
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	1,007,220
5.25% 7/1/34	1,525,000	1,566,495
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,592,250
5% 7/1/17 (MBIA Insured)	1,690,000	1,809,500
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,157,343
5.25% 12/15/15	320,000	337,226
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,058,520
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,129,440
Maryland State & Local Facilities:
First Series A, 5.25% 3/1/17	4,295,000	4,749,841
Second Series A, 5.5% 8/1/15	740,000	823,635
Second Series, 5.5% 7/15/14	4,450,000	4,908,616
Series 2002 A, 5.5% 3/1/17	2,265,000	2,550,299
Series A, 5.5% 3/1/15	1,850,000	2,051,188
Maryland Trans. Auth. Grant Rev. 5% 3/1/16 (a)	2,000,000	2,149,220
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	840,000	933,794
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,386,204
Montgomery County Gen. Oblig. Consolidated Pub. Impt. Series A:
5% 6/1/24	2,000,000	2,117,380
5% 5/1/25	1,000,000	1,064,240
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	523,960
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6% 7/1/07 (b)	500,000	500,515
5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,776,885
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,907,472
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Prince Georges County Gen. Oblig. Series A, 5% 10/1/19	$ 2,000,000	$ 2,112,920
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23 (Pre-Refunded to 4/1/12 @ 100) (c)	1,500,000	1,583,355
		109,426,670
Puerto Rico - 10.2%
Puerto Rico Commonwealth Gen. Oblig. Series A, 5.5% 7/1/18	700,000	770,763
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,692,240
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,000,000	1,118,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,124,210
Series N, 5.25% 7/1/34	500,000	565,980
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,280,000	2,420,630
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,437
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,108,400
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,617,525
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	200,000	222,954
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,119,800
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,117,910
		12,903,849
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	300,000	297,942
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $122,135,847)	123,299,077
NET OTHER ASSETS - 2.5%	3,209,425
NET ASSETS - 100%	$ 126,508,502
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $122,130,029. Net unrealized appreciation aggregated $1,169,048, of which $1,992,781 related to appreciated investment securities and $823,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007